Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 112,572	$ 148,040
Money market funds and other cash equivalents	1,539,413	1,455,027
Cash and cash equivalents	$ 1,651,985	$ 1,603,067	$ 1,444,783